Commitments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summary of Commitments [Line Items]
Operating Leases, Net Rent Expense	$ 614	$ 655
Research and Development and Other commitment	1,755	$ 2,889
Purchase Obligation, Due in Next Twelve Months	146
Purchase Obligation, Due in Second Year	146
Recorded Unconditional Purchase Obligation Due in Third Year	$ 146